Franklin Templeton Group
                          777 Mariners Island Boulevard
                           San Mateo, California 94404


November 4, 1997

Filed Via EDGAR (CIK #0000316403)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Re:    FRANKLIN FEDERAL MONEY FUND
       File Nos. 002-67480 & 811-3052

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on October 29, 1997.

Sincerely,

Franklin Federal Money Fund


/s/ Larry L. Greene
Senior Corporate Counsel

LLG:ms